Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
17.	Subsequent events

Public Warrant Delisting Due to Expiration

The public warrants issued by the Company in March 2020 expired on March 31, 2025. As a result, they have been removed from listing on the Nasdaq Stock Market.

Registration Statements on Form S-8

The Group filed with the U.S. Securities and Exchange Commission Registration Statements on Form S-8 March 31, 2025. This Registration Statement on Form S-8 registers under the Securities Act an aggregate of 321,500 ordinary shares.

The Company has assessed all subsequent events from December 31, 2024, up through April 30, 2025, which is the date that these consolidated financial statements were available to be issued, and has determined that, there are no additional material subsequent events to disclose in these consolidated financial statements other than noted above.